Short-term Loan Agreements, Commitments and Contingencies	3 Months Ended
Mar. 31, 2023
Ocean Biomedical Inc [Member]
Statement [Line Items]
Short-term Loan Agreements, Commitments and Contingencies

Note 5. Short-term Loan Agreements, Commitments and Contingencies

Short-term Loan Agreements

Second Street Capital Loans

2022 Loans. In February 2022, the Company entered into a Loan Agreement with Second Street Capital (the “Second Street Loan”), pursuant to which the Company borrowed $600,000. The Second Street Loan accrues interest at the rate of 15% per annum, with principal and interest due at maturity. The Company issued to Second Street Capital a warrant to purchase 312,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. For a period of 180 days from the closing of the Company’s next financing, Second Street Capital has the right to put the warrants to the Company in exchange for a payment of $250,000. The Company was originally required to repay the Second Street Loan on the earlier of (i) 5 business days after the Company’s next financing or (ii) November 18, 2022. The Company recognized as interest expense in Other income/(loss) $250,000 for the put option in the first quarter of 2022.

In April 2022, the Company entered into a second Loan Agreement with Second Street Capital (the “Second Street Loan 2”), pursuant to which the Company borrowed $200,000. The Second Street Loan 2 accrues interest at the rate of 15% per annum, with principal and interest due at maturity. The Company issued to Second Street Capital a warrant to purchase 62,500 shares of the Company’s common stock, with an exercise price of $11.00 per share, exercisable until February 22, 2026. There is no put option associated with this loan. The Company was originally required to repay the Second Street Loan 2 on the earlier of (i) 5 business days after the Company’s next financing or (ii) November 18, 2022. The Company recognized as interest expense in Other income/(loss) $388,938 in the second quarter of 2022 for the warrants issued based on the estimated fair value of the awards on the date of grant.

On September 30, 2022, the Second Street Loan and Second Street Loan 2 were amended whereas the maturity dates were extended from November 18, 2022 to December 30, 2022. The Company was required to repay the principal and accrued interest of the Second Street Loan and Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the Business Combination or (ii) December 30, 2022. In consideration of the extension, the Company issued to Second Street Capital a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.20 per share exercisable until September 30, 2026. The Company recognized as interest expense in Other income/(loss) $435,075 in the third quarter of 2022 for the warrants issued based on the estimated fair value of the awards on the date of grant.

On December 30, 2022, the Second Street Loan and the Second Street Loan 2 were further amended to extend the maturity dates to February 15, 2023. No additional warrants were issued to Second Street Capital in connection with the extension. A loan fee of $25,000 was recorded in the Company’s condensed consolidated financial statements for the year ended December 31, 2022. The Company was required to repay the Second Street Loan and the Second Street Loan 2 on the earlier of (i) 5 business days after its next financing or (ii) February 15, 2023.

2023 Loans and Extensions. On January 10, 2023, the Second Street Loan 2 was amended whereas increasing the loan amount from $200,000 to $400,000. A loan fee of $15,000 and a minimum return assessment fee of $35,000 were charged and paid from the $200,000 loan advance for net proceeds of $150,000. The Company was originally required to repay the principal and accrued interest of the Second Street Loan 2 the earlier of (i) 5 business days after its next financing or closing of the Business Combination or (ii) February 15, 2023.

Effective February 15, 2023, the Second Street Loan and Second Street Loan 2 were further amended whereas the maturity dates were extended from February 15, 2023 to March 31, 2023. The Company was required to repay the principal and accrued interest of the Second Street Loan and Second Street Loan 2 the earlier of (i) 5 business days after its next financing or (ii) March 31, 2023. In consideration of the extension, the Company issued to Second Street Capital a warrant to purchase 75,000 shares of the Company’s common stock with an exercise price of $10.34 per share exercisable until March 31, 2028. An extension fee of $75,000 was recorded and $239,025 was recognized as interest expense in Other income/(loss) in the Company’s condensed consolidated financial statements for the period ended March 31, 2023.

Effective March 29, 2023, the Company entered into a Loan Agreement with Second Street Capital (the “March Second Street Loan”) pursuant to which the Company could borrow up to $1 million to pay certain accrued expenses. Of this amount, the Company borrowed $700,000. The loan bears interest at 15% per annum and is due within three business days of the Company’s next financing or receipt of proceeds from the Backstop Agreement or, if earlier, 45 days from the date of the advance (May 15, 2023). The Company issued a warrant to Second Street Capital for 200,000 shares of the Company’s common stock, exercisable for five years at an exercise price of $10.34 and will pay up to $150,000 in loan fees at maturity. Since the Company only advanced $700,000, the loan fee due is $105,000 at maturity. The estimated fair value of the warrant was $748,200 that is amortized over the term of the loan. The Company recognized $49,880 as interest expense in Other income/(loss) in its condensed consolidated financial statements for the three-months ended March 31, 2023. The March Second Street Loan is past due.

Effective March 31, 2023, the Second Street Loan and the Second Street Loan 2 were further amended to extend the maturity dates to May 31, 2023, and the Company is currently required to repay the loans on the earlier of (i) 5 business days after the Company’s next financing or (ii) May 31, 2023. In addition, an additional warrant was issued to purchase 150,000 shares of the Company’s common stock with an exercise price of $11.50 and a loan fee of $95,000 was charged. The Company recognized as interest expense in Other income/(loss) $524,400 for the warrants issued based on the estimated fair value of the awards on the date of grant in its condensed consolidated financial statements for the three-months ended March 31, 2023.

McKra Investments III Loan

Effective March 28, 2023, the Company entered into a Loan Agreement (the “McKra Loan”) with McKra Investments III (“McKra”) pursuant to which the Company borrowed $1,000,000. The Company issued a warrant to purchase 200,000 shares of the Company’s common stock, with an exercise price of $10.34 per share, exercisable until March 27, 2028. The Company will pay a $150,000 loan and convenience fee due upon repayment of the loan. The loan bears interest at 15% per annum and is due within three business days of the Company’s next financing or receipt of proceeds from the Backstop Agreement or, if earlier, 45 days from the date of the advance (May 12, 2023). The estimated fair value of the warrant was $789,400 that is amortized over the term of the loan. The Company recognized as interest expense in Other income/(loss) $70,169 in its condensed consolidated financial statements for the three-months ended March 31, 2023. The McKra Loan is past due.

The Company recognized a total expense in the amount of $883,474 as interest expense in Other income/(loss) for the warrants issued to Second Street Capital and McKra in the first quarter of 2023 based on the estimated fair value of the awards on the date of grant in its condensed consolidated financial statements for the three months ended March 31, 2023. Approximately $1,417,551 of the estimated fair value of the warrants were unrecognized and will be amortized over the life of the loan.

Sponsor Promissory Notes

For a discussion of the outstanding Sponsor Extension Loan and NPIC Sponsor Extension Loan see “Note 3 Business Combination and Backstop Agreement.”

Underwriter Promissory Note

For a discussion of an outstanding note due to the underwriters in AHAC’s IPO, see “Note 3 Business Combination and Backstop Agreement.”

Litigation

The Company is not a party to any pending material legal proceedings. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

Leases

As of March 31, 2023, the Company is not a party to any leasing agreements.

License Fees

The Company entered into license agreements with its academic research institution partners. Under these license agreements, the Company is required to make annual fixed license maintenance fee payments. The Company is also required to make payments upon successful completion and achievement of certain milestones as well as royalty payments upon sales of products covered by such licenses. The payment obligations under the license and collaboration agreements are contingent upon future events such as achievement of specified development, clinical, regulatory, and commercial milestones. As the timing of these future milestone payments are not known, the Company has not included these fees in the condensed consolidated balance sheets as of March 31, 2023 and December 31, 2022.

The initial license fees of $67,000 for each of the four Initial Brown License Agreements (defined in “Note 9 License Agreements”) in the amount of $268,000 and for the Rhode Island License Agreement (defined in “Note 9 License Agreements”) of $110,000 are no longer contingent and are currently due. For the three months ended March 31, 2023, initial license fees in the amount of $378,000 were recorded as a research and development expense in the Company’s condensed consolidated financial statements.

Starting January 1, 2022, annual license maintenance fees in the amount of $3,000 are due for each of the four Initial Brown License Agreement. Starting January 1, 2023, an annual license maintenance fee in the amount of $3,000 is due for the Rhode Island License Agreement. For the three months ended March 31, 2023 and 2022, maintenance fees in the amount of $15,000 and $12,000, respectively, were recorded as a research and development expense in the Company’s financial statements. See Note 9, License Agreements.

Contingent Compensation and Other Contingent Payments

The contingent payments of approximately $13.7 million are contingently payable based only upon the Company’s first cumulative capital raise of at least $50 million and consists of $12.0 million of contingent compensation and bonuses to certain members of senior management, $1.6 million of contingent vendor payments, and $0.1 million of related party expense.

These amounts will not be paid if the contingencies do not occur. Since the payment of obligations under the employment agreements are contingent upon these future events, which are not considered probable as such future events are deemed outside of the Company’s control, the Company has not included these amounts in its condensed consolidated balance sheets.

Directors and Officers Liability Insurance

On February 14, 2023, the Company obtained directors and officers liability (“D&O”) insurance that includes (i) a one-year Run-Off policy for AHAC’s directors and officers that provides coverage for claims that arise out of wrongful acts that allegedly occurred prior to the date of the Business Combination and (ii) a standard one-year policy for the Company’s directors and officers that provides coverage for claims made by stockholders or third parties for alleged wrongdoing. The total annual premiums for the policies are approximately $1.2 million paid over twelve months. As of March 31, 2023, the Company has paid $142,433 of the premiums that is recorded as general and administrative expenses in its condensed consolidated financial statements.